Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity for options granted under and outside of the Plan for 2013 and 2012:

				Weighted-
				Average
		Weighted-		Remaining
		Average	Weighted-	Contractual
	Number of	Exercise	Average	Term
	Stock Options	Price	Fair Value	(Years)

Balance at December 31, 2011	359	$6.96	$4.20	7.7

Granted	55	3.76	2.40
Exercised	(10)	2.44	2.00
Cancelled	(120)	11.08	4.00

Balance at December 31, 2012	285	4.76	4.04	6.9

Granted	181	4.24	3.44
Exercised	-	-	-
Cancelled	(93)	2.88	4.20

Balance at December 31, 2013	372	$4.96	$3.68	8.1

Exercisable at December 31, 2012	171	$4.68	$4.60	5.5
Exercisable at December 31, 2013	153	$5.60	$4.08	6.7
Vested during 2013	69	$4.40	$3.12
Nonvested at December 31, 2013	219	$4.52	$3.40	9.1